Income Taxes (Tax Information on a Domestic and Foreign Basis) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income before income taxes
Domestic	$ 4,717	$ 3,637	$ 4,162
Foreign	1,616	907	1,267
Income before income taxes	6,333	4,544	5,429
Current income tax expense (recovery)
Domestic	763	616	608
Foreign	167	(121)	36
Total current income tax expense	930	495	644
Deferred income tax expense
Domestic	358	389	423
Foreign	153	98	146
Total deferred income tax expense	$ 511	$ 487	$ 569